Borrowings - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Apr. 30, 2019
Loan agreement with UniCredit Leasing CZ
Borrowings
Amount outstanding						€ 562
Loan repaid		€ 127
Monthly repayment instalment						€ 8
Balance owing			€ 136	€ 231
Current liabilities			96	94
Silicon Valley Bank Loan
Borrowings
Balance at the end of December 2021			€ 17,500
Percentage of ownership interest pledged as security			100.00%
SVB Loan Agreement | Silicon Valley Bank Loan
Borrowings
Maximum value of term loan	€ 25,000
SVB Loan Agreement | Loan facility trance one
Borrowings
Amount outstanding	10,000				€ 10,000
SVB Loan Agreement | Loan facility trance two
Borrowings
Amount outstanding	7,500			€ 7,500
SVB Loan Agreement | Loan facility trance three
Borrowings
Amount outstanding	€ 7,500
European Central Bank Base Rate | Silicon Valley Bank Loan
Borrowings
Interest at greater of European Central Bank Base Rate, plus 5.5%	5.50%
European Central Bank Base Rate | SVB Loan Agreement | Silicon Valley Bank Loan
Borrowings
Interest at greater of European Central Bank Base Rate	0.00%